GE RSP U.S. Equity Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.7% †

Aerospace & Defense – 0.5%
Raytheon Technologies Corp.	479,888	$27,612,756

Air Freight & Logistics – 0.6%
United Parcel Service Inc., Class B	193,564	32,253,569

Application Software – 2.9%
Adobe Inc.	91,702	44,973,412	(a)
Intuit Inc.	31,832	10,383,917
salesforce.com Inc.	395,433	99,380,221	(a)
Splunk Inc.	44,908	8,448,542	(a)
		163,186,092

Asset Management & Custody Banks – 0.3%
The Blackstone Group Inc., Class A	331,122	17,284,568

Automotive Retail – 0.6%
O’Reilly Automotive Inc.	73,639	33,953,470	(a)

Biotechnology – 0.9%
BioMarin Pharmaceutical Inc.	240,177	18,272,666	(a)
Vertex Pharmaceuticals Inc.	128,420	34,945,651	(a)
		53,218,317

Building Products – 1.6%
Allegion PLC	106,179	10,502,165
Trane Technologies PLC	639,406	77,527,977
		88,030,142

Cable & Satellite – 1.9%
Charter Communications Inc., Class A	109,719	68,501,961	(a)
Comcast Corp., Class A	828,467	38,324,883
		106,826,844

Construction Materials – 1.0%
Martin Marietta Materials Inc.	229,103	53,921,682

Data Processing & Outsourced Services – 4.0%
Fidelity National Information Services Inc.	140,197	20,638,401
Mastercard Inc., Class A	200,608	67,839,607
Visa Inc., Class A	694,431	138,865,367
		227,343,375

Diversified Banks – 2.3%
JPMorgan Chase & Co.	1,375,496	132,419,000

Diversified Support Services – 0.4%
Cintas Corp.	62,449	20,784,901

Electric Utilities – 1.3%
American Electric Power Company Inc.	219,531	17,942,269
NextEra Energy Inc.	199,009	55,236,938
		73,179,207

Electronic Components – 2.5%
Amphenol Corp., Class A	522,767	56,599,983
Corning Inc.	2,655,181	86,054,416
		142,654,399

Environmental & Facilities Services – 1.1%
Waste Management Inc.	561,764	63,574,832

Financial Exchanges & Data – 2.3%
CME Group Inc.	293,050	49,030,196
MSCI Inc.	27,048	9,650,185
S&P Global Inc.	167,703	60,473,702
Tradeweb Markets Inc., Class A	207,925	12,059,650
		131,213,733

Footwear – 0.9%
NIKE Inc., Class B	388,385	48,757,853

Healthcare Equipment – 2.9%
Becton Dickinson and Co.	151,716	35,301,279
Boston Scientific Corp.	2,282,873	87,228,577	(a)
Medtronic PLC	380,749	39,567,436
		162,097,292

Healthcare Facilities – 0.6%
HCA Healthcare Inc.	284,835	35,513,228

	Number of Shares	Fair Value

Healthcare Services – 1.2%
Cigna Corp.	266,334	$45,119,643
Quest Diagnostics Inc.	196,850	22,537,356
		67,656,999

Home Improvement Retail – 2.2%
Lowe’s Companies Inc.	616,979	102,332,137
The Home Depot Inc.	73,316	20,360,586
		122,692,723

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	106,581	9,867,269

Household Products – 1.8%
Colgate-Palmolive Co.	335,808	25,907,587
The Procter & Gamble Co.	526,090	73,121,249
		99,028,836

Hypermarkets & Super Centers – 0.6%
Walmart Inc.	247,813	34,671,517

Industrial Conglomerates – 2.1%
Honeywell International Inc.	538,686	88,673,103
Roper Technologies Inc.	76,722	30,313,629
		118,986,732

Industrial Gases – 0.9%
Air Products & Chemicals Inc.	178,098	53,048,270

Industrial Machinery – 0.5%
Xylem Inc.	305,252	25,677,798

Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	159,490	18,293,503

Integrated Oil & Gas – 1.2%
Chevron Corp.	694,464	50,001,408
Exxon Mobil Corp.	436,228	14,975,707
		64,977,115

Integrated Telecommunication Services – 0.4%
AT&T Inc.	803,305	22,902,226

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	182,628	14,783,737

Interactive Media & Services – 6.8%
Alphabet Inc., Class A	104,963	153,833,773	(a)
Alphabet Inc., Class C	53,662	78,861,675	(a)
Facebook Inc., Class A	586,455	153,592,564	(a)
		386,288,012

Internet & Direct Marketing Retail – 5.4%
Amazon.com Inc.	96,555	304,025,625	(a)

IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	90,630	20,481,474

Life Sciences Tools & Services – 1.1%
IQVIA Holdings Inc.	390,669	61,581,154	(a)

Managed Healthcare – 2.1%
Centene Corp.	977,460	57,015,242	(a)
UnitedHealth Group Inc.	194,246	60,560,075
		117,575,317

Movies & Entertainment – 2.0%
Netflix Inc.	41,858	20,930,256	(a)
The Walt Disney Co.	724,105	89,846,948
		110,777,204

Multi-Line Insurance – 0.1%
American International Group Inc.	271,196	7,466,026

Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	300,699	64,030,845	(a)

Multi-Utilities – 2.0%
CMS Energy Corp.	447,039	27,452,665
Sempra Energy	723,324	85,612,629
		113,065,294

Oil & Gas Equipment & Services – 0.4%
Schlumberger N.V.	1,582,639	24,625,863

See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Exploration & Production – 0.5%
ConocoPhillips	389,244	$12,782,773
Pioneer Natural Resources Co.	154,590	13,293,194
		26,075,967

Packaged Foods & Meats – 1.5%
Mondelez International Inc., Class A	1,469,486	84,421,971

Personal Products – 0.4%
The Estee Lauder Companies Inc., Class A	104,866	22,887,004

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	820,041	49,440,272
Elanco Animal Health Inc.	2,251,672	62,889,199	(a)
Johnson & Johnson	511,429	76,141,549
Merck & Company Inc.	1,485,848	123,251,092
Mylan N.V.	1,215,345	18,023,566	(a)
		329,745,678

Property & Casualty Insurance – 1.2%
Chubb Ltd.	398,928	46,323,519
The Progressive Corp.	220,538	20,878,333
		67,201,852

Railroads – 0.7%
Union Pacific Corp.	200,474	39,467,316

Regional Banks – 2.8%
First Republic Bank	790,224	86,181,829
Regions Financial Corp.	3,195,715	36,846,594
SVB Financial Group	138,325	33,283,762	(a)
		156,312,185

Restaurants – 0.9%
Domino’s Pizza Inc.	27,219	11,575,696
McDonald’s Corp.	189,718	41,641,204
		53,216,900

Semiconductor Equipment – 1.9%
Applied Materials Inc.	1,793,379	106,616,382

Semiconductors – 3.8%
Intel Corp.	428,782	22,202,332

	Number of Shares	Fair Value
NVIDIA Corp.	156,476	$84,687,941
QUALCOMM Inc.	337,408	39,706,173
Texas Instruments Inc.	476,995	68,110,116
		214,706,562

Soft Drinks – 1.7%
PepsiCo Inc.	673,743	93,380,780

Specialized REITs – 0.5%
American Tower Corp.	119,666	28,926,862

Specialty Chemicals – 0.7%
Albemarle Corp.	176,388	15,747,921
DuPont de Nemours Inc.	435,752	24,175,521
		39,923,442

Specialty Stores – 0.5%
Tractor Supply Co.	207,485	29,740,900

Systems Software – 7.1%
Microsoft Corp.	1,566,092	329,396,131
Oracle Corp.	595,426	35,546,932
ServiceNow Inc.	70,723	34,300,655	(a)
		399,243,718

Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc.	2,670,623	309,284,850

Trading Companies & Distributors – 1.2%
United Rentals Inc.	395,369	68,991,890	(a)
Trucking – 0.0% *
Lyft Inc., Class A	76,740	2,114,187	(a)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	158,602	18,137,725	(a)
Total Common Stock (Cost $3,652,087,644)		5,566,724,970

Total Investments (Cost $3,652,087,644)		5,566,724,970

Other Assets and Liabilities, net – 1.3%		75,939,735

NET ASSETS – 100.0%		$5,642,664,705

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,566,724,970	$—	$—	$5,566,724,970

	Total Investments in Securities	$5,566,724,970	$—	$—	$5,566,724,970

See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.